Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
8.	Long-Term Debt

	December 31, 2011 $	December 31, 2010 $
Revolving Credit Facilities	2,244,634	1,697,237
Senior Notes (8.875%) due July 15, 2011	—	16,201
Senior Notes (8.5%) due January 15, 2020	446,825	446,559
Norwegian Kroner-denominated Bonds due November 2013	100,417	103,061
U.S. Dollar-denominated Term Loans due through 2021	2,069,860	1,782,423
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 (note 3)	220,450	—
Euro-denominated Term Loans due through 2023	348,905	373,301
U.S. Dollar-denominated Unsecured Demand Loan due to Joint Venture Partners	13,282	13,282

Total	5,444,373	4,432,064
Less current portion	401,376	276,508

Long-term portion	5,042,997	4,155,556

As of December 31, 2011, the Company had 14 long-term revolving credit facilities (or the Revolvers) available, which, as at such date, provided for aggregate borrowings of up to $3.0 billion, of which $0.8 billion was undrawn. Interest payments are based on LIBOR plus margins; at December 31, 2011, the margins ranged between 0.45% and 3.25% (2010—0.45% and 3.25%). At December 31, 2011 and December 31, 2010, the three-month LIBOR was 0.58% and 0.30%, respectively. The total amount available under the Revolvers reduces by $349.6 million (2012), $749.6 million (2013), $791.8 million (2014), $226.4 million (2015), $146.4 million (2016) and $784.0 million (thereafter). The Revolvers are collateralized by first-priority mortgages granted on 63 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.

In January 2010, the Company completed a public offering of senior unsecured notes due January 15, 2020 (or the 8.5% Notes) with a principal amount of $450 million. The 8.5% Notes were sold at a price equal to 99.181% of par and the discount is accreted using the effective interest rate of 8.625% per year. The Company capitalized issuance costs of $9.4 million, which is recorded in other non-current assets in the consolidated balance sheet and is amortized to interest expense over the term of the 8.5% notes. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries. In 2010, the Company repurchased a principal amount of $160.5 million of the Company’s 8.875% senior unsecured notes due July 15, 2011 (or the 8.875% Notes) using a portion of the proceeds from the 8.5% Notes offering, and recognized a loss on repurchase of $12.6 million. During the year ended December 31, 2011, the balance of the remaining 8.875% Notes was repaid upon maturity.

The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest) discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date. In addition, at any time or from time to time prior to January 15, 2013, the Company may redeem up to 35% of the aggregate principal amount of the 8.5% Notes issued under the indenture with the net cash proceeds of one or more qualified equity offerings at a redemption price equal to 108.5% of the principal amount of the 8.5% Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date, provided certain conditions are met. No such redemptions have been made as at December 31, 2011.

In November 2010, Teekay Offshore issued NOK 600 million in senior unsecured bonds that mature in November 2013 in the Norwegian bond market. Teekay Offshore capitalized issuance costs of $1.3 million, which is recorded in other non-current assets in the consolidated balance sheet and is amortized to interest expense over the term of the senior unsecured bonds. The bonds are listed on the Oslo Stock Exchange. Interest payments on the senior unsecured bonds are based on NIBOR plus a margin of 4.75%. Teekay Offshore has entered into a cross currency swap arrangement to swap the interest payments from NIBOR into LIBOR and the principal from Norwegian Kroner to U.S. dollars. Teekay Offshore entered the interest rate swap to swap the interest payments from LIBOR to a fixed rate of 1.12%, and the LIBOR rate receivable from the interest rate swap is capped at 3.5% (See note 15). See Note 25(a) to the consolidated financial statements for information related to a Norwegian bond offering by Teekay Offshore in January 2012.

As of December 31, 2011, the Company had 16 U.S. Dollar-denominated term loans outstanding, which totalled $2.1 billion (December 31, 2010—$1.8 billion). Certain of the term loans with a total outstanding principal balance of $372.7 million, as at December 31, 2011 (December 31, 2010—$417.4 million) bear interest at a weighted-average fixed rate of 5.3% (December 31, 2010—5.3%). Interest payments on the remaining term loans are based on LIBOR plus a margin. At December 31, 2011 and 2010, the margins ranged between 0.3% and 3.25%. At December 31, 2011 and 2010, the three-month LIBOR was 0.58% and 0.30%, respectively. The term loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby, and 15 of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 33 (December 31, 2010 – 28) of the Company’s vessels, together with certain other security. In addition, at December 31, 2011, all but $119.4 million (December 31, 2010—$122.5 million) of the outstanding term loans were guaranteed by Teekay or its subsidiaries.

The Voyageur FPSO unit has been consolidated by the Company effective November 30, 2011, as the Voyageur has been determined to be a VIE and the Company has been determined to be the primary beneficiary. As a result, the Company has included the Voyageur’s existing U.S. Dollar-denominated term loan (VIE term loan) outstanding, which as at December 31, 2011 totalled $220.5 million (December 31, 2010 – $nil). Interest payments on the VIE term loan are based on LIBOR plus a margin of 2.95% and are paid quarterly. The VIE term loan is collateralized by a first-priority mortgage on the Voyageur, together with certain other security.

The Company has two Euro-denominated term loans outstanding, which, as at December 31, 2011, totalled 269.2 million Euros ($348.9 million). The Company repays the loans with funds generated by two Euro-denominated long-term time-charter contracts. Interest payments on the loans are based on EURIBOR plus a margin. At December 31, 2011 and 2010, the margins ranged between 0.60% and 2.25% and the one-month EURIBOR at December 31, 2011, was 1.02% (December 31, 2010—0.78%). The Euro-denominated term loans reduce in monthly payments with varying maturities through 2023 and are collateralized by first-priority mortgages on two of the Company’s vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.

Both Euro-denominated term loans are revalued at the end of each period using the then prevailing Euro/U.S. Dollar exchange rate. Due in part to this revaluation, the Company recognized an unrealized foreign exchange gain of $12.7 million during the year ended December 31, 2011 (2010—$32.0 million gain, 2009—$20.9 million loss).

The Company has one U.S. Dollar-denominated loan outstanding owing to a joint venture partner, which, as at December 31, 2011, totalled $13.3 million (2010—one loan totaling $13.8 million), including accrued interest. Interest payments on the loan, which are based on a fixed interest rate of 4.84%, commenced in February 2008. This loan is repayable on demand no earlier than February 27, 2027.

The weighted-average effective interest rate on the Company’s long-term aggregate debt as at December 31, 2011, was 2.6% (December 31, 2010—2.3%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2011, are $401.4 million (2012), $1.1 billion (2013), $1.0 billion (2014), $343.6 million (2015), $288.1 million (2016) and $2.3 billion (thereafter).

Among other matters, the Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and certain loan agreements with outstanding amounts totalling $671.8 million as at December 31, 2011 (December 31, 2010—$541.0 million), require the maintenance of market value to loan ratios. Certain loan agreements require that a minimum level of free cash be maintained and as at December 31, 2011 and 2010, this amount was $100.0 million. Certain of the loan agreements also require that the Company maintain an aggregate level of free liquidity and undrawn revolving credit lines with at least six months to maturity, of 5% to 7.5% of total debt. As at December 31, 2011, this amount was $318.3 million (December 31, 2010—$236.5 million).

As at December 31, 2011, the Company was in compliance with all covenants in the credit facilities and long-term debt.